VIA EDGAR

April 30, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: VALIC Separate Account A (Registrant)
 The Variable Annuity Life Insurance Company (Depositor)
 Certification Pursuant to Rule 497(j) of the Securities Act of 1933
 (Investment Company Act No. 811-03240)
 (CIK No. 0000354912)

FILE NO. CONTRACT NO. PRODUCT NAME
-----------   ------------
333-124398 Independence Plus Fixed and Variable Deferred Annuity
002-32783    GUP and GTS-VA Fixed and Variable Deferred Annuity
333-49232     Potentia Fixed and Variable Deferred Annuity
033-75292     Portfolio Director Fixed and Variable Deferred Annuity
333-137942 Portfolio Director Fixed and Variable Deferred Annuity
333-202700    Portfolio Director Plus Fixed and Variable Deferred Annuity
333-220957 Portfolio Director Freedom Advisor Fixed and Variable Annuity
333-201800    Polaris Platinum Elite Variable Annuity

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.   In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information
that would have been filed under Rule 497(c) under the Securities
Act of 1933 would not have differed from that contained in the most
recent Registration Statements or amendments, and 2.   The text of
the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at either (713) 831-3575 or (346) 266-8511.

Sincerely,

/s/ JOHNPAUL S. VAN MAELE

Johnpaul S. Van Maele
Assistant General Counsel, Group Retirement